SUBSEQUENT EVENTS - Miner Equipment Lender Agreements (Details) - Miner Equipment Lender Agreements - Secured Debt - Subsequent Event	Jan. 23, 2024 USD ($) day
Subsequent Event [Line Items]
Percentage of principal amount received to each holders	80.00%
Debt instrument, collateral amount (up to) | $	$ 18,204,559
Interest Rate Scenario, with No Election Notice, Period One
Subsequent Event [Line Items]
Interest rate per annum	13.00%
Interest payable in cash	3.00%
Interest payable paid in kind	10.00%
Interest Rate Scenario, with Election Notice, Period One
Subsequent Event [Line Items]
Written notice issuance, days before due date | day	5
Interest Rate Scenario, with Election Notice, Period One, Option One
Subsequent Event [Line Items]
Interest rate per annum	12.00%
Interest payable in cash	5.00%
Interest payable paid in kind	7.00%
Interest Rate Scenario, with Election Notice, Period One, Option Two
Subsequent Event [Line Items]
Interest payable in cash	8.00%
Interest Rate Scenario, Period Two
Subsequent Event [Line Items]
Interest payable in cash	10.00%
Interest Rate Scenario, with Event Of Default
Subsequent Event [Line Items]
Additional interest rate in the event of debt default	2.00%